Equity (Details)																																	1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 29, 2025 USD ($) $ / shares shares	Mar. 26, 2025 shares	Mar. 24, 2025 $ / shares shares	Mar. 21, 2025 USD ($) shares	Mar. 18, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) Shareholders shares	Feb. 02, 2025 shares	Jan. 28, 2025 USD ($) $ / shares shares	Jan. 16, 2025 $ / shares shares	Nov. 01, 2024 shares	Sep. 24, 2024 USD ($) $ / shares shares	Sep. 13, 2024 $ / shares shares	Aug. 02, 2024 USD ($) shares	Aug. 01, 2024 shares	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 shares	May 03, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Mar. 06, 2024 USD ($) $ / shares shares	Mar. 01, 2024	Nov. 21, 2023 USD ($) $ / shares shares	Sep. 13, 2023 USD ($) shares	Aug. 25, 2023 USD ($) shares	Jul. 01, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 01, 2023	May 15, 2023 USD ($) shares	Apr. 14, 2023 USD ($) shares	Mar. 02, 2023 USD ($) $ / shares shares	Feb. 01, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Apr. 14, 2025 $ / shares shares	Oct. 25, 2024 shares	Apr. 28, 2023 shares	Jul. 15, 2022 $ / shares shares
Equity [Line Items]
Common stock, shares authorized																																			285,714,286	[1]		285,714,286	[1]		285,714,286	[1],[2]	285,714,286	[2]
Common stock, par value (in Dollars per share) | $ / shares																																			$ 0.0001	[1]		$ 0.0001	[1]		$ 0.0001	[1],[2]	$ 0.0001	[2]
Common stock, shares issued																																			1,477,575	[1]		1,477,575	[1]		438,987	[1],[2]	12,384	[2]
Common stock, shares outstanding																																			1,477,575	[1]		1,477,575	[1]		438,987	[1],[2]	12,384	[2]
Exercise price (in Dollars per share) | $ / shares																																	$ 7,000
Gross proceeds (in Dollars) | $																						$ 6,000,000																$ 1,519,437
Acquisition of common shares												6,357		929
Number of shareholders (in Shareholders) | Shareholders							2
Warrants outstanding																																															167
Number of stock issued					12,000
Total commissions and fees (in Dollars) | $																																						51,855
Proceeds from Debt, Net of Issuance Costs (in Dollars) | $																																						1,467,582
Recognized in equity (in Dollars) | $																																					$ 772,403	43,535		772,403	$ 1,610,778
Recognized share issued value (in Dollars) | $					$ 6,000							$ 2																							$ 1,467,582			$ 1,467,582			$ 7,045,000
Common stock additional paid in capital (in Dollars) | $	$ 492,945											$ 7,044,998		325,819				$ 1,117,832	$ 492,945				$ 249,997	$ 140,000					$ 293,589
Fully vested shares								438		180	437				437			438																				1,750			1,750
Preferred stock shares authorized																																			500,000,000			500,000,000			500,000,000
Series A preferred stock, par value (in Dollars per share) | $ / shares																																			$ 0.0001			$ 0.0001			$ 0.0001
Exercisable price (in Dollars per share) | $ / shares				$ 0.0001								$ 392										$ 5,600																										$ 2,817
Warrants outstanding term																																									4 years 9 months 25 days		2 years 9 months 21 days
Contractual floor price (in Dollars per share) | $ / shares		$ 3.22
Adjusted replacement warrants		827,900
Replacement warrant aggregate exercise value (in Dollars) | $		$ 2,665,836
Granted stock options																																									66		167
Contractual life																				10 years					10 years						10 years		10 years	10 years
Stock options value (in Dollars) | $																									$ 3,940													$ 1,698,058					$ 37,500
Percentage of option vesting for remaining period																										75.00%								75.00%
Exercise price per share (in Dollars per share) | $ / shares																				$ 1,400					$ 7,000	$ 7,000					$ 7,000	$ 840		$ 7,000
Weighted average life of stock options outstanding																											10 years
Expire after day										90 days
Share based compensation expense (in Dollars) | $																																						(42,996)		10,484	$ 97,167		487,738
Transaction costs (in Dollars) | $														51,942
Pre funded warrants												14,051
Pre funded warrants percentage												4.99%
issuance warrants percentage												9.99%
Issuance costs (in Dollars) | $												$ 955,000										$ 762,194																531,290
Stock options, shares																																45
Common stock, value (in Dollars) | $																																$ 37,500			$ 148	[1]		$ 148	[1]		$ 44	[1],[2]	$ 1	[2]
Stock options value (in Dollars) | $																				$ 52,845											$ 10,767		$ 16,178	$ 584,787
Number of common stock purchase warrants																														179
Underwriter warrants issued																						54
Underwriting fees (in Dollars) | $																						$ 730,000
Expenses (in Dollars) | $																						$ 32,194
Warrants issued																																																167
Floor price (in Dollars per share) | $ / shares																																									$ 78.4
Expiration, term													180 days
Reissued options																										57
Options vest, percentage																									25.00%
Remaining options vest, percentage																									75.00%
Weighted average life of stock options outstanding																																									6 years 10 months 17 days		7 years 10 months 2 days
Series A Warrants [Member]
Equity [Line Items]
Increased warrants price (in Dollars per share) | $ / shares									$ 78.4
Exercise price (in Dollars per share) | $ / shares									$ 14
Gross proceeds (in Dollars) | $									$ 1,938,772
Warrants [Member]
Equity [Line Items]
Common stock, shares issued													72										72
Warrants outstanding																																			829,136			829,136			139,978
Number of stock issued																														179
Recognized share issued value (in Dollars) | $																														$ 750,000
Exercisable price (in Dollars per share) | $ / shares													$ 4,200																	$ 4,200					$ 4.88			$ 4.88			$ 88.67
Warrants outstanding term																																			4 years 6 months 29 days			4 years 6 months 29 days			4 years 9 months 25 days
Expiration, term													180 days
Replacement Warrants [Member]
Equity [Line Items]
Warrants outstanding									138,485
Exercisable price (in Dollars per share) | $ / shares									$ 19.25
Warrants outstanding term									5 years
Pre-Funded Warrants [Member]
Equity [Line Items]
Acquisition of common shares												36,531
Exercisable price (in Dollars per share) | $ / shares												$ 0.14
Warrants issued												20,408
Series B Warrant [Member]
Equity [Line Items]
Number of shares												1
Placement Agent Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares												$ 470.4
Warrants issued												1,021
License # 2 IPR&D Asset [Member]
Equity [Line Items]
Acquisition of common shares								438
Five Investors [Member]
Equity [Line Items]
Number shares hold by investor		165,580
Institutional Investors [Member]
Equity [Line Items]
Common stock, shares issued				129,145
Warrants outstanding				165,305
Independent Directors [Member]
Equity [Line Items]
Percentage of option vesting for remaining period																				75.00%
Independent Director [Member]
Equity [Line Items]
Granted stock options																																		57
Weighted average life of stock options outstanding																					10 years
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																																									285,714,286		42,857,143
Common stock, par value (in Dollars per share) | $ / shares																																									$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued									138,485				60									4,079	60	33				7	70	179		45									438,987
Common stock, shares outstanding																																											12,384
Acquisition of common shares	679																438		679																12,000		1,117	12,438		1,117	1,991
Stock repurchased during period, shares							10
Total consideration (in Dollars) | $							$ 52
Number of shares			12,000																																								1,071
Number of stock issued																														179					593,194			593,194			20,408
Recognized in equity (in Dollars) | $	$ 492,945																	$ 1,117,833	$ 492,945																$ 1		$ 1	$ 1		$ 1
Recognized share issued value (in Dollars) | $												$ 7,045,000		$ 325,819																					$ 59			$ 59			$ 2
Common stock additional paid in capital (in Dollars) | $																		1,117,833										$ 30,000
Fully vested shares																																						437			572
Stock options value (in Dollars) | $																																						$ 14
Stock options value (in Dollars) | $
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																									500,000,000		75,000,000
Series A preferred stock, par value (in Dollars per share) | $ / shares																																			$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Additional Paid-in Capital [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $																																			$ (1)		772,402	$ 43,534		772,402	$ 1,610,778
Recognized share issued value (in Dollars) | $																														$ 750,000					$ 1,467,523			1,467,523			7,044,998
Stock options value (in Dollars) | $																																						1,698,044					$ 37,500
Stock options value (in Dollars) | $																																$ 37,500
Office and Administrative [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																						36,604		79,600	$ 93,449		$ 3,718
Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																						31,781		21,297
Office and Administration [Member] | Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																						(73,768)		5,832
Research and Development Expense [Member] | Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																						23,876		2,579
Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock, shares issued																929
Gross proceeds (in Dollars) | $																$ 51,942
Number of shares repurchases						30
Shares repurchase price per shares (in Dollars per share) | $ / shares						$ 4,200
Gross proceeds (in Dollars) | $					$ 1,484,028
Equity interest																14.00%
Securities Purchase Agreement [Member] | Warrants [Member]
Equity [Line Items]
Number of shares repurchases						36
Securities Purchase Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Number of shares					129,145
Warrants outstanding					165,305
Securities Purchase Agreement [Member] | Common Stock [Member] | Warrants [Member]
Equity [Line Items]
Total consideration (in Dollars) | $						$ 127
At-The-Market Sales Issuance Agreement [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $																																						$ 1,519,437
At-The-Market Sales Issuance Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Number of stock issued																																						593,194
Exclusive License Agreement [Member]
Equity [Line Items]
Common stock, shares issued																																													165,305
Acquisition of License [Member] | Common Stock [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $																		$ 1,117,832
Subsequent Event [Member]
Equity [Line Items]
Fully vested shares								438
Exercisable price (in Dollars per share) | $ / shares				$ 5.04
Granted stock options										253
Weighted average life of stock options outstanding									5 years
Weighted average exercise price (in Dollars per share) | $ / shares										$ 2,334
Expire after day										90 days
Subsequent Event [Member] | Series A Warrants [Member]
Equity [Line Items]
Increased warrants price (in Dollars per share) | $ / shares									$ 78.4
Exercise price (in Dollars per share) | $ / shares									$ 14
Subsequent Event [Member] | Replacement Warrants [Member]
Equity [Line Items]
Warrants issued				528,940					138,485
IPO [Member]
Equity [Line Items]
Recognized share issued value (in Dollars) | $																						$ 1,071
Expenses (in Dollars) | $																						450,079
Equity interest [Member]
Equity [Line Items]
Equity interest																														50.00%
Stock Options [Member]
Equity [Line Items]
Number of stock issued																																									1,312
Exercisable price (in Dollars per share) | $ / shares																																	$ 7,000
Number of shares allocated																																						1,239			1,239		1,239
Granted stock options																				57					1						7		9	159
Contractual life																				10 years													10 years
Stock options value (in Dollars) | $																				$ 52,845													$ 16,178
Weighted average life of stock options outstanding																																						6 years 4 months 28 days			6 years 10 months 17 days
Weighted average exercise price (in Dollars per share) | $ / shares										$ 1,696
Share based compensation expense (in Dollars) | $																						$ 6,000,000
Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Fully vested shares																		1,750
Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Vesting percentage																					25.00%												25.00%	25.00%
Percentage of option vesting for remaining period																					75.00%										75.00%		75.00%
Black-Scholes Option Pricing Model [Member] | Independent Directors [Member]
Equity [Line Items]
Vesting percentage																				25.00%
Independent Directors [Member]
Equity [Line Items]
Vesting percentage																				25.00%											25.00%
Percentage of option vesting for remaining period																				75.00%
Related Party [Member]
Equity [Line Items]
Accrued bonuses (in Dollars) | $																																									$ 150,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																																			6,372,874			6,372,874
Preferred stock, shares outstanding																																			6,372,874			6,372,874
Preferred stock issued as bonus (in Dollars) | $																																			$ 75,000			$ 75,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $
Recognized share issued value (in Dollars) | $
Stock options value (in Dollars) | $
Series B Preferred Stock [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred stock, shares issued			6,372,874
Non-Convertible Series B Preferred Stock [Member]
Equity [Line Items]
Non trading shares			3,036,437																																											3,336,437
Series 1 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																						153
Conversion of preferred shares into common shares																						153
Series 2 Preferred Stock [Member]
Equity [Line Items]
Conversion of preferred shares into common shares																						2,596
Series 2 Preferred Stock [Member] | IPO [Member]
Equity [Line Items]
Preferred stock, shares issued																						2,596
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion of preferred shares into common shares																						1,330
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $
Recognized share issued value (in Dollars) | $
Stock options value (in Dollars) | $
Series A Preferred Stock [Member] | IPO [Member]
Equity [Line Items]
Preferred stock, shares issued																						1,330
Series A and Series B Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																																									$ 532
Series A Warrants Outstanding [Member]
Equity [Line Items]
Warrants outstanding																																									138,485
Floor price (in Dollars per share) | $ / shares																																									$ 78.4
Series B Warrants Outstanding [Member]
Equity [Line Items]
Warrants outstanding																																									134,425
Series B Warrants Outstanding [Member] | Common Stock [Member]
Equity [Line Items]
Number of stock issued																																									403,275
Minimum [Member]
Equity [Line Items]
Sales prices ranging (in Dollars per share) | $ / shares	$ 2.26
Minimum [Member] | Institutional Investors [Member]
Equity [Line Items]
Beneficial ownership limitation percentage				4.99%
Maximum [Member]
Equity [Line Items]
Sales prices ranging (in Dollars per share) | $ / shares																																			$ 2.83			$ 2.83
Maximum [Member] | Institutional Investors [Member]
Equity [Line Items]
Beneficial ownership limitation percentage				9.99%

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects, retrospectively, a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”